Summary of Significant Accounting Policies - Foreign Currency Translation (Details) - $ / $	Dec. 31, 2023	Dec. 31, 2022
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rate (CAD per USD)	1.32	1.36
Average
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign exchange rate (CAD per USD)	1.35	1.30